Vessels, net - Consolidated Statement of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vessels, net [Abstract]
Vessels depreciation	$ 4,831	$ 4,985	$ 6,047
Depreciation on office furniture and equipment	23	29	38
Total	$ 4,854	$ 5,014	$ 6,085